Note 16 - Investment in Joint Venture and Other Investment (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2013	Dec. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 25, 2010
Revenue from Related Parties					$ 240,000	$ 240,000	$ 240,000
Income (Loss) from Equity Method Investments					(2,444,627)	(2,158,393)	(2,541,775)
Equity Method Investment, Other than Temporary Impairment					14,071,075
Equity Method Investments						16,515,701
Investment Income, Dividend					1,024,714	1,212,938	987,604
Other Investment, Other than Temporary Impairment					4,421,452
Eton Park and Rhone [Member]
Investment in Joint Venture Total Maximum Investment by Members								$ 175,000,000
Euromar LLC, The Joint Venture [Member]
Equity Method Investment, Aggregate Cost								$ 25,000,000
Equity Method Investment, Ownership Percentage								14.286%
Revenue from Related Parties					240,000	240,000	240,000
Income (Loss) from Equity Method Investments					(2,400,000)	(2,200,000)	(2,500,000)
Equity Method Investment, Other than Temporary Impairment		100,000		$ 14,000,000	14,100,000
Equity Method Investments		0	0		0
Escrow Deposit	$ 5,000,000	$ 4,000,000	4,000,000		4,000,000
Limited Liability Company, LLC, Amount of Escrowed Cash Exchanged for Each Preferred Unit	$ 1,000
Limited Liability Company (LLC) Preferred Unit, Issued	5,000
Vessel Acquisition, Escrow Deposit Contributed to Joint Venture	$ 1,000,000
Preferred Stock, Dividend Rate, Percentage	19.00%
Investment Income, Dividend					1,024,714	$ 1,212,938	$ 987,604
Other Investment, Other than Temporary Impairment			$ 4,421,452		$ 4,421,452
Euromar LLC, The Joint Venture [Member] | Eton Park and Rhone [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Investment Per Counterparty								$ 75,000,000
Equity Method Investment, Ownership Percentage Per Counterparty, Percentage								42.857%